EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
EQUIPMENT

NOTE 3 EQUIPMENT

At September 30, 2023 and December 31, 2022, property and equipment, net, is as follows:

	September 30, 2023	December 31, 2022	Estimated Useful Lives (Years)
Automobile	$41,805	$41,805	5
Laboratory Equipment	130,310	123,911	5-10
Office Equipment	7,260	7,260	5-10
Leasehold Improvements	82,739	82,739	2-5
Less: Accumulated Depreciation	(187,896)	(167,854)
Total Property and Equipment, net	$74,218	$87,861

Depreciation expense for the three months ended September 30, 2023 and 2022, was $7,285 and $6,716, respectively.

Depreciation expense for the nine months ended September 30, 2023 and 2022, was $20,042 and $21,437, respectively.

NOTE 3 EQUIPMENT

At December 31, 2022 and December 31, 2021, property and equipment, net, is as follows:

	December 31, 2022	December 31, 2021	Estimated Useful Lives (Years)
Automobile	$41,805	$41,805	5
Laboratory Equipment	123,911	118,890	5-10
Office Equipment	7,260	7,260	5-10
Leasehold Improvements	82,739	82,739	2-5
Less: Accumulated Depreciation	(167,854)	(139,751)
Total Property and Equipment, net	$87,861	$110,943

Depreciation expense for the years ended December 31, 2022 and 2021, was $28,103 and $26,137, respectively.